Cryptocurrencies	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Cryptocurrencies.
Cryptocurrencies

Note 3 – Cryptocurrencies

The following table presents additional information about our cryptocurrency mining activities of Bitcoin (“BTC”) in coins and amounts during the six months ended December 31, 2024:

	Quantities (in coins)		Cryptocurrencies
	BTC		Amounts
Balance on June 30, 2023	82.32		$2,084,330
Revenue recognized from cryptocurrencies mined	95.62		2,888,482
Hosting fees settled in cryptocurrencies	(7.60)		(212,344)
Proceeds from sale of cryptocurrencies	(165.87)		(4,668,828)
Realized gain on sale/exchange of cryptocurrencies	—		94,149
Impairment loss of cryptocurrencies	—		(7,102)
Balance on June 30, 2024	4.47		$178,687
Revenue recognized from cryptocurrencies mined	—		—
Hosting fees settled in cryptocurrencies	—		—
Proceeds from sale of cryptocurrencies	—		—
Realized gain on sale/exchange of cryptocurrencies	—		—
Impairment loss of cryptocurrencies	—		—
Balance on December 31, 2024 (unaudited)	4.47	*	$178,687
*	The full balance of BTCs was sold in January 2025 for approximately $0.4 million, with a gain on disposal of approximately $0.2 million recognized.

Note 4 – Cryptocurrencies

The following table presents additional information about our cryptocurrency mining activities of Bitcoin (“BTC”) in coins and amounts during the years ended June 30, 2024, 2023 and 2022:

	Quantities (in coins)		Cryptocurrencies
	BTC		Amounts
Balance on July 1, 2021	—		$—
Revenue recognized from cryptocurrencies mined	7.17		192,351
Hosting fees settled in cryptocurrencies	—		—
Proceeds from sale of cryptocurrencies	—		—
Realized gain on sale/exchange of cryptocurrencies	—		—
Impairment loss of cryptocurrencies	—		(50,463)
Balance on June 30, 2022	7.17		$141,888
Revenue recognized from cryptocurrencies mined	272.38		6,261,091
Hosting fees settled in cryptocurrencies	(22.14)		(428,839)
Proceeds from sale of cryptocurrencies	(175.09)		(4,384,562)
Realized gain on sale/exchange of cryptocurrencies	—		676,015
Impairment loss of cryptocurrencies	—		(181,263)
Balance on June 30, 2023	82.32	*	$2,084,330
Revenue recognized from cryptocurrencies mined	95.62		2,888,482
Hosting fees settled in cryptocurrencies	(7.60)		(212,344)
Proceeds from sale of cryptocurrencies	(165.87)		(4,668,828)
Realized gain on sale/exchange of cryptocurrencies	—		94,149
Impairment loss of cryptocurrencies	—		(7,102)
Balance on June 30, 2024	4.47		$178,687

* A total of 55 BTCs out of the 82.32 BTCs on June 30, 2023 was pledged in and held by a third party’s wallet for the Company’s third-party loans (see Note 10).